Financial Instruments - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 39,983	$ 78,702
12-month ECL [Member] | Low Risk [Member] | Deposits [Member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	129	120
12-month ECL [Member] | A3 [Member] | Time deposits with original maturity over three months [Member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	7,179	31,842
12-month ECL [Member] | A3 to Aa2 [Member] | Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost	$ 32,675	$ 46,740